Shareholders’ equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders’ equity

Note 15 — Shareholders’ equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on May 9, 2018, with an authorized capital of 500,000,000 ordinary shares, each with a par value of $0.0001. Holders of the ordinary shares are entitled to one vote per share.

In January 2021, the Company effected a 10 for 1 share split, resulting in an aggregate of 10 ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share split.

On January 6, 2021, the Company issued an aggregate of 1,150,000 founder shares to the Sponsor for an aggregate purchase price of $25,000 in cash.

On March 26, 2021, the Company issued an additional 287,500 founder shares to the Sponsor in connection with a recapitalization.

On June 24, 2021, the Company sold 5,750,000 units at a price of $10.00 per Public Unit in the Initial Public Offering.

Simultaneously on June 24, 2021, the Company issued 270,500 ordinary shares under the private placement of 270,500 private units at $10 per unit, to the Sponsor.

On January 30, 2024, the Company announced a Reverse Stock Split plan (the “Reverse Stock Split”). The plan became effective on February 2, 2024. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each. Following the Share Consolidation, the authorized share capital of the Company was increased from US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each to US$500,000 divided into 500,000,000 shares of a nominal or par value of US$0.001 each (the “Share Capital Increase”), by the creation of an additional 450,000,000 shares of a nominal or par value of US$0.001 each to rank pari passu in all respects with the existing shares in the capital of the Company. As of now, this increase has taken effect and the new share capital structure is in operation. The following information was adjusted for the Reverse Stock Split.

At the closing of the Business Combination, the issued and outstanding shares in MC held by the former MC shareholders was cancelled and ceased to exist, in exchange for the issue of an aggregate of 4,455,446 Golden Path Ordinary.

The number of shares of Common Stock issued immediately following the consummation of the Merger was 5,081,204 shares with a par value of USD 0.001 each.

On October 24, 2023, the Company issued 860,000 ordinary shares pursuant to the 2023 Employee Stock Incentive Plan.

As of December 31, 2023, the Company possessed 5,941,204 ordinary shares, each with a par value of USD 0.001.

On April 1, 2024, the Company issued 36,000 ordinary shares in accordance with the 2023 Employee Stock Incentive Plan.

From January to June in 2024, the Company issued 104,276,951 ordinary shares pursuant to the Convertible Note Purchase Agreements signed with the investors in 2024.

As of June 30, 2024, the Company had 110,254,155 ordinary shares issued and outstanding, each with a par value of USD 0.001.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Xihuiyun and Shanghai Mengyun (collectively “Mengyun PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Mengyun PRC entities.

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, MicroCloud’s PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict MicroCloud’s PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2024, amounts restricted are the paid-in-capital and statutory reserve of MicroCloud’s PRC entities, which amounted to RMB 40,855,776.

Statutory reserve

During the six months ended June 30, 2024 and 2023, MicroCloud’s PRC entities collectively reduced RMB 500,000 and nil, of retained earnings for their statutory reserves, respectively.